INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Statutory Federal income tax (benefit) rate	(35.00%)	(35.00%)
State and local taxes net of Federal (benefit)	(5.50%)	(5.50%)
Permanent differences	1.24%	1.17%
Valuation allowance	39.26%	39.33%
Effective tax rate	0.00%	0.00%